Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 7,456	$ 32,156	$ 16,722
Research & development	(53,012)	(56,188)	(59,815)
Manufacturing commercialization	(32,719)	(25,309)	(15,358)
Management and administration	(30,867)	(25,609)	(21,625)
Fair value remeasurement of contingent consideration	18,687	1,380	(6,264)
Other operating income and expenses	1,539	324	(334)
Finance costs	(10,714)	(14,109)	(12,080)
Loss before income tax	(99,630)	(87,355)	(98,754)
Income tax (expense)/benefit	819	9,415	8,955
Loss attributable to the owners of Mesoblast Limited	$ (98,811)	$ (77,940)	$ (89,799)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.1633)	$ (0.1474)	$ (0.1816)
Diluted - losses per share	$ (0.1633)	$ (0.1474)	$ (0.1816)